RISK MANAGEMENT - Maturity of Financial Liability (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future policy benefits	$ 15,771	$ 8,497
Policyholders' account balances	14,310	0
Policy and contract claims	1,786	0
Unearned premiums	1,086	0
Due to related parties	309	467
Derivative liabilities	38	1
Other policyholder funds	322	0
Notes payable	151	0
Corporate borrowings	2,160	693
Subsidiary borrowings	1,492	0
Deferred revenue	78	82
Liabilities issued to reinsurance entities	151	167
Funds withheld liabilities	10	12
Preferred shares	2,512	0
Other liabilities	731	64
Separate account liabilities	1,045	0
Total liabilities	42,042	10,058
Liquidity risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future policy benefits	15,771	8,497
Policyholders' account balances	14,310
Policy and contract claims	1,786
Unearned premiums	1,086
Due to related parties	309	467
Reinsurance payable	90	75
Derivative liabilities	38	1
Other policyholder funds	322
Notes payable	151
Corporate borrowings	2,160	693
Subsidiary borrowings	1,492
Deferred revenue	78	82
Liabilities issued to reinsurance entities	151	167
Funds withheld liabilities	10	12
Preferred shares	2,512
Other liabilities	731	64
Separate account liabilities	1,045
Total liabilities	42,042	10,058
Liquidity risk | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future policy benefits	1,078	368
Policyholders' account balances	1,288
Policy and contract claims	162
Unearned premiums	99
Due to related parties	294	467
Reinsurance payable	16	21
Derivative liabilities	38	1
Other policyholder funds	29
Notes payable	11
Corporate borrowings	1,810	656
Subsidiary borrowings	0
Deferred revenue	5	4
Liabilities issued to reinsurance entities	0	0
Funds withheld liabilities	10	12
Preferred shares	0
Other liabilities	395	64
Separate account liabilities	95
Total liabilities	5,330	1,593
Liquidity risk | 1-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future policy benefits	2,142	769
Policyholders' account balances	2,576
Policy and contract claims	321
Unearned premiums	195
Due to related parties	3	0
Reinsurance payable	36	14
Derivative liabilities	0	0
Other policyholder funds	58
Notes payable	62
Corporate borrowings	0	37
Subsidiary borrowings	0
Deferred revenue	8	7
Liabilities issued to reinsurance entities	0	0
Funds withheld liabilities	0	0
Preferred shares	0
Other liabilities	235	0
Separate account liabilities	188
Total liabilities	5,824	827
Liquidity risk | 4-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future policy benefits	1,793	792
Policyholders' account balances	1,717
Policy and contract claims	214
Unearned premiums	130
Due to related parties	2	0
Reinsurance payable	19	15
Derivative liabilities	0	0
Other policyholder funds	39
Notes payable	6
Corporate borrowings	350	0
Subsidiary borrowings	1,000
Deferred revenue	7	7
Liabilities issued to reinsurance entities	0	0
Funds withheld liabilities	0	0
Preferred shares	0
Other liabilities	47	0
Separate account liabilities	125
Total liabilities	5,449	814
Liquidity risk | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future policy benefits	10,758	6,568
Policyholders' account balances	8,729
Policy and contract claims	1,089
Unearned premiums	662
Due to related parties	10	0
Reinsurance payable	19	25
Derivative liabilities	0	0
Other policyholder funds	196
Notes payable	72
Corporate borrowings	0	0
Subsidiary borrowings	492
Deferred revenue	58	64
Liabilities issued to reinsurance entities	151	167
Funds withheld liabilities	0	0
Preferred shares	2,512
Other liabilities	54	0
Separate account liabilities	637
Total liabilities	$ 25,439	$ 6,824